Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 1,798,141	$ 2,646,635
Accounts receivable, net		7,965,701	5,471,432
Inventories		2,601,327	4,276,738
Advances to suppliers		1,358,857	2,744,692
Prepaid expenses and other current assets, net		1,440,467	1,511,963
Assets held for sale			2,000,116
Total current assets		16,654,223	19,187,999
Non-current assets:
Property and equipment, net		265,182	298,705
Operating lease right-of-use assets, net		500,073	421,544
Deferred offering cost			1,051,425
Other non-current assets, net		115,064	83,845
Total non-current assets		880,319	1,855,519
TOTAL ASSETS		17,534,542	21,043,518
Current liabilities
Accounts payable		1,684,166	760,325
Short-term borrowings		3,458,369
Current portion of long-term borrowings		17,748	504,702
Advances from customers		103,609	394,254
Accrued expenses and other current liabilities		3,775,790	1,089,463
Operating lease liabilities, current		305,801	330,243
Optional Early Termination (“OET”) derivative liability		5,591,515
Total current liabilities		19,001,271	12,899,051
Non-current liabilities
Long-term borrowings			17,792
Operating lease liabilities, non-current		158,926	118,460
Total non-current liabilities		43,952,056	32,783,464
TOTAL LIABILITIES		62,953,327	45,682,515
Deficit
Prepaid forward repurchase receivable		(30,308,158)
Additional paid-in capital	[1]	17,651,579	1,661,184
Accumulated deficit		(32,926,445)	(26,956,340)
Accumulated other comprehensive income		160,575	652,559
Total shareholders’ deficit attributable to Polibeli Group Ltd		(45,418,785)	(24,638,997)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		17,534,542	21,043,518
Class A Ordinary Shares
Deficit
Ordinary shares value	[1]	3,191	3,127
Class B Ordinary Shares
Deficit
Ordinary shares value	[1]	473	473
Related Parties
Current assets:
Amount due from related parties		1,489,730	536,423
Current liabilities
Amount due to related parties, current		4,064,273	9,820,064
Non-current liabilities
Amount due to related parties, non-current		$ 43,793,130	$ 32,647,212

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)